Related Party Transactions (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Related Party Transactions (Textual)
Total notes payable - related parties	$ 1,301,534	$ 3,656,342
Total due to related parties	60,851	213,494
Total	1,362,385	3,869,836
Zhentao Jiang [Member]
Related Party Transactions (Textual)
Total notes payable - related parties		3,656,342
Total due to related parties		150,858
Wenjie Tang [Member]
Related Party Transactions (Textual)
Total notes payable - related parties	1,301,534
Total due to related parties	19,949	4,320
Guofu Zhang [Member]
Related Party Transactions (Textual)
Total due to related parties	$ 40,902	$ 58,316